Fair Value Measurements (Details) - Schedule of fair value - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Separate Account Investment [Line Items]
Cash and cash equivalents	$ 780,153	$ 500,316	$ 96,619
Total	780,153	500,316	96,619
Level 1 [Member]
Fair Value, Separate Account Investment [Line Items]
Cash and cash equivalents	780,153	500,316	96,619
Total	780,153	500,316	96,619
Level 2 [Member]
Fair Value, Separate Account Investment [Line Items]
Cash and cash equivalents
Total
Level 3 [Member]
Fair Value, Separate Account Investment [Line Items]
Cash and cash equivalents
Total